Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 quarter reporting_unit
Volumes shortfall make-up period, in number of quarters | quarter	4
Number of reporting units | reporting_unit	1
Minimum [Member]
Length of construction period for interest capitalization, in months	6 months